Operating Lease (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Operating Lease, Expense	$ 107,683	$ 66,140